EQUITY - Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended				12 Months Ended
		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) subsidiary $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Equity		$ 18,204	$ 18,892	$ 18,204		$ 18,892		$ 18,532	$ 18,429
Number of shares issued (in shares) | shares		72,954,447		72,954,447
Dividends recognised as distributions to owners		$ 0	0	$ 0		0
Decrease through other distributions to owners, equity	[1]			335		1,290
Limited partners		(7)	$ (16)	$ 10		$ 9
Exchange ratio (in shares) | shares				1
Exchangeable shares received for every two LP Units held (in shares) | shares			622,000,000			622,000,000
Converted to class C shares (in shares) | shares				(3)
Unit issuance								$ 725
Partnership commitment agreement, maximum amount				$ 1,500
Fixed preferential cumulative distribution percentage		$ 725		$ 725
Incentive distribution threshold reduction percentage		7.00%		7.00%
Remaining capacity available on the commitment				$ 25
Entities with joint control or significant influence
Dividends recognised as distributions to owners			$ 0			$ 0
Incentive distribution rights based on percent increase in unit price				20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold | $ / shares		$ 19.30		$ 31.53
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Proportion of ownership interest in subsidiary				65.50%
Dividends recognised as distributions to owners		$ 13	$ 13	$ 27		$ 27
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares		$ 0.0625	$ 0.0625	$ 0.0625		$ 0.0625
Total
Number of shares issued (in shares) | shares		74,281,770		74,281,770				74,281,767
Limited partners
Equity		$ 1,868	$ 1,456	$ 1,868		$ 1,456		$ 1,909	1,408
Number of shares issued (in shares) | shares		74,281,766		74,281,766				74,281,763
Decrease through other distributions to owners, equity	[1]			$ 10		$ 10
Weighted average number of ordinary shares outstanding (in shares) | shares		74,300,000	74,600,000	74,300,000		74,600,000
Units repurchased and canceled (in shares) | shares						0
Units purchased (in shares) | shares				15,211,000,000		374,533,000,000
Redemption- exchange units
Equity		$ 1,752	$ 1,360	$ 1,752		$ 1,360		$ 1,792	1,318
Number of shares issued (in shares) | shares		69,705,497		69,705,497				69,705,497
Decrease through other distributions to owners, equity	[1]			$ 8		$ 8
Redemption- exchange units
Number of shares issued (in shares) | shares								72,954,450
Converted to class C shares (in shares) | shares				(3,000,000)
Equity Attributable To Owners Of Parent Special Limited Partner
Number of shares issued (in shares) | shares		4	4	4		4		4
Brookfield Asset Management Inc.
Number of shares issued (in shares) | shares		4		4				4
Brookfield Asset Management Inc. | Preference shares
Unit issuance				$ 15
Number of partnership's subsidiaries (in subsidiaries) | subsidiary				3
Cumulative preferencial cash dividend as a percentage of redemption value				5.00%
Preferred securities
Equity		$ 740	$ 1,490	$ 740		$ 1,490		$ 740	1,490
Decrease through other distributions to owners, equity				26	[1]	44
Preferred Equity Securities
Decrease through other distributions to owners, equity		13	22	26		44
Interest of others in operating subsidiaries
Equity		12,010	13,162	12,010		13,162		$ 12,216	$ 12,835
Decrease through other distributions to owners, equity		$ 181	$ 968	$ 282	[1]	$ 1,219	[1]

[1]	See Note 19 for additional information on distributions.